SCHEDULE OF EXPECTED AMORTIZATION RELATED TO INTANGIBLE ASSETS (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025, excluding the six months ended June 30, 2025	$ 447
2026	780
2027	780
2028	98
2029 and thereafter
Total	$ 2,105